Employee benefit plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Wages and salaries	$ 11,161	$ 9,738	$ 8,698
Social security contributions	2,813	2,974	2,647
Net service costs	281	372	361
Other components of defined benefit plans, net	132	140	143
Total	$ 14,387	$ 13,224	$ 11,849